Stock-Based Compensation - Schedule of Non-Vested Options (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Non-vested Options Outstanding, Beginning	501,469
Number of Non-vested Options, Vested	256,508	256,508
Number of Non-vested Options, Ending	501,469	501,469
Number of Non-vested Options, Exercisable	256,508	256,508
Number of Non-vested Options, Outstanding, Ending	757,977	757,977
Weighted Average Fair Value at Grant Date, Outstanding, Beginning Balance	$ 0.73
Weighted Average Fair Value at Grant Date, Vested
Weighted Average Fair Value at Grant Date, Outstanding, Ending Balance	$ 0.73	$ 0.73
Weighted Average Fair Value at Grant Date, Exercisable	$ 0.73	$ 0.73
Weighted Average Fair Value at Grant Date, Outstanding, Ending Balance	$ 0.73	$ 0.73
Intrinsic Value, Outstanding, Beginning Balance
Intrinsic Value, Outstanding, Ending Balance